Operating Expenses - Schedule Of Operating Expenses By Nature (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of attribution of expenses by nature to their function [line items]
Depreciation and amortization	$ 1,120	$ 1,120	$ 1,105
Other operating expenses	(467)	(82)	(1,763)
Total operating expenses	3,261	2,917	2,791
Operating Expenses [Member]
Disclosure of attribution of expenses by nature to their function [line items]
Transportation costs	1,676	1,502	1,313
Payroll	1,038	905	935
Depreciation and amortization	191	186	191
Professional legal, accounting and advisory services	145	144	174
Maintenance, repairs and supplies	84	76	72
Other operating expenses	127	104	106
Total operating expenses	$ 3,261	$ 2,917	$ 2,791